Prospectus Supplement                                               221869 1/05

dated January 13, 2005 to:
-------------------------------------------------------------------------------

PUTNAM INTERNATIONAL GROWTH & INCOME FUND
Prospectuses dated October 30, 2004

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over the last five years is shown. The following table also shows the dollar range of shares of the fund owned by these professionals as of September 30, 2004, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.


----------------------------------------------------------------------------------------------------------
Portfolio leader        Since   Employer             Positions Over Past Five Years        Dollar Range of
                                                                                            Fund Shares
                                                                                               Owned
----------------------------------------------------------------------------------------------------------
Pamela R. Holding       2004    Putnam Management    Senior Portfolio Manager            $10,001 - $50,000
                                1995 - Present       Previously, Associate Director of
                                                     Research, Portfolio Manager and
                                                     Director of European Research
----------------------------------------------------------------------------------------------------------
Portfolio members       Since   Employer             Positions Over Past Five Years        Dollar Range of
                                                                                            Fund Shares
                                                                                               Owned
----------------------------------------------------------------------------------------------------------
George W. Stairs        1997    Putnam Management    Senior Portfolio Manager              $1 - $10,000
                                1994 - Present
----------------------------------------------------------------------------------------------------------
J. Frederick Copper     2005    Putnam Management    Portfolio Manager                             N/A*
                                2001 - Present       Previously, Quantitative Analyst
----------------------------------------------------------------------------------------------------------
                                Wellington           Quantitative Analyst
                                Management
                                Prior to Feb. 2001
----------------------------------------------------------------------------------------------------------

* Mr. Copper became a portfolio member of the fund after September 30, 2004.
